Schedule of investment in associate and joint ventures - statement of comprehensive loss (Details) - CAD ($) $ in Thousands	7 Months Ended	11 Months Ended		12 Months Ended
	Jul. 31, 2019	Jul. 31, 2019	Jul. 31, 2019	Jul. 31, 2019	Jul. 31, 2018
Disclosure Of Associate And Joint Ventures [Line Items]
Revenue				$ 47,541	$ 4,934
Operating expenses excluding depreciation and amortization				(111,482)	(24,367)
Loss from operations				(84,557)	$ (17,966)
Income tax expenses				$ 3,840
Truss - Investment in Associate
Disclosure Of Associate And Joint Ventures [Line Items]
Revenue		$ 0
Operating expenses excluding depreciation and amortization		(6,579)
Depreciation and amortization		0
Other expenses		0
Loss from operations		(6,579)
Income tax expenses		0
Total comprehensive loss		$ (6,579)
Belleville Complex Inc | Joint Ventures
Disclosure Of Associate And Joint Ventures [Line Items]
Revenue			$ 4,018
Operating expenses excluding depreciation and amortization			(3,716)
Depreciation and amortization			(578)
Other expenses			0
Loss from operations			(276)
Income tax expenses			0
Total comprehensive loss			$ (276)
HEXOMed | Joint Ventures
Disclosure Of Associate And Joint Ventures [Line Items]
Revenue	$ 0
Operating expenses excluding depreciation and amortization	0
Depreciation and amortization	0
Other expenses	(503)
Loss from operations	(503)
Income tax expenses	0
Total comprehensive loss	$ (503)